Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Small & Mid-Cap Fund))	0 Months Ended
	Oct. 28, 2011
Class A
Average Annual Return:
1 Year	16.07%
5 Years	2.06%
10 Years (or life of class, if less)	7.27%
Inception Date	Aug. 02, 1999
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	16.07%
5 Years	1.41%
10 Years (or life of class, if less)	6.65%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	10.44%
5 Years	1.60%
10 Years (or life of class, if less)	6.27%
Class B
Average Annual Return:
1 Year	17.18%
5 Years	2.14%
10 Years (or life of class, if less)	7.42%
Inception Date	Aug. 02, 1999
Class C
Average Annual Return:
1 Year	21.26%
5 Years	2.53%
10 Years (or life of class, if less)	7.12%
Inception Date	Aug. 02, 1999
Class N
Average Annual Return:
1 Year	21.88%
5 Years	2.99%
10 Years (or life of class, if less)	7.60%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	23.72%
5 Years	3.72%
10 Years (or life of class, if less)	8.39%
Inception Date	Aug. 02, 1999
Lipper Small Cap Core Fund Index
Average Annual Return:
1 Year	25.71%
5 Years	4.76%
10 Years (or life of class, if less)	6.95%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	7.47%	[1]
Russell 2500 Index
Average Annual Return:
1 Year	26.71%
5 Years	4.86%
10 Years (or life of class, if less)	6.98%
Lipper Small Cap Core Fund Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	7.41%	[1]

[1]	From 2/28/01